Joint Arrangements - Joint Operations (Details) - WRB Refining LP	Sep. 30, 2025
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
Phillips 66
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%